Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

17Inventories

	2023	2024
	RMB’000	RMB’000
Pharmaceuticals	789	592
Medical consumables	14,792	14,315
	15,581	14,907

The cost of inventories recognised as expense and included in cost of inventories and consumables amounted to RMB234,487,000 (2023: RMB204,881,000).